Summary of Significant Accounting Policies (Details) - Schedule of Fair Value of Financial Instruments Measured On a Recurring Basis - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies (Details) - Schedule of Fair Value of Financial Instruments Measured On a Recurring Basis [Line Items]
Contingent warrant liability	$ 2,641	$ 2,641	$ 14,021
Total	640,241	866,641
Level 1 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Fair Value of Financial Instruments Measured On a Recurring Basis [Line Items]
Contingent warrant liability
Total
Level 2 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Fair Value of Financial Instruments Measured On a Recurring Basis [Line Items]
Contingent warrant liability
Total
Level 3 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Fair Value of Financial Instruments Measured On a Recurring Basis [Line Items]
Contingent warrant liability	2,641	2,641	14,021
Total	640,241	866,641
Related Party [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Fair Value of Financial Instruments Measured On a Recurring Basis [Line Items]
Subscription agreement liability - related party	637,600	864,000
Related Party [Member] | Level 1 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Fair Value of Financial Instruments Measured On a Recurring Basis [Line Items]
Subscription agreement liability - related party
Related Party [Member] | Level 2 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Fair Value of Financial Instruments Measured On a Recurring Basis [Line Items]
Subscription agreement liability - related party
Related Party [Member] | Level 3 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Fair Value of Financial Instruments Measured On a Recurring Basis [Line Items]
Subscription agreement liability - related party	$ 637,600	$ 864,000